Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurements
Summary of liabilities measured at fair value on recurring basis

	As of December 31, 2018
	Level 1	Level 2	Total

Assets
Short-term investments (i)	78,605	900,448	979,053
Equity investment with readily determinable fair values (ii)	238,915	—	238,915
	317,520	900,448	1,217,968

	As of December 31, 2019
	Level 1	Level 2	Total

Assets
Short-term investments (i)	481,243	5,140,946	5,622,189
Equity investment with readily determinable fair values (ii)	115,926	—	115,926
Derivative - forward exchange contracts	—	6,340	6,340
	597,169	5,147,286	5,744,455
Liabilities
Derivatives - forward exchange contracts	—	(11,495)	(11,495)
(i)	Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
(ii)	Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Schedule of changes in level 3 instruments

The following table presents the changes in Level 3 liabilities for the year ended December 31, 2018.

	Conversion feature	Conversion feature
	embedded in Series A	embedded in Series B-2
	Preferred Shares	Preferred Shares	Total
	RMB	RMB	RMB

Balance as of January 1, 2018	—	—	—
Initial recognition upon the extinguishment of Huya’s Series A Preferred Shares and the issuance of Huya’s Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of Huya’s IPO	(1,205,108)	(1,983,719)	(3,188,827)
Balance as of December 31, 2018	—	—	—

Schedule of Certain Significant Estimates

Valuation Date	March 8, 2018	May 10, 2018

Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%